Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of table presents the company’s future minimum purchase commitments
Contractual commitments
2023 (April to December)	2,475,000
2024	3,600,000
6,075,000

Year ending December 31,	Contractual commitments
2023	3,309,184
2024	3,627,551
2025	18,368
6,955,103